J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

JPMorgan Mortgage-Backed Securities Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 17, 2015

to the Statement of Additional Information dated July 1, 2015, as supplemented

Portfolio Manager Changes. Effective October 1, 2015 (“Effective Date”), Douglas Swanson will be taking a leave of absence and will not be involved in the day-to-day management of the JPMorgan Core Bond Fund (“Core Bond Fund”) and JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) (collectively, the “Funds”). Effective immediately, Barbara Miller will assume the role as lead portfolio manager for the Core Bond Fund and Richard Figuly will be added to the portfolio management team for both Funds. Michael Sais and Henry Song will continue in their role as portfolio managers of the Mortgage-Backed Securities Fund and Christopher Nauseda will continue in his role as portfolio manager of the Core Bond Fund. Mr. Swanson will continue to serve as portfolio manager of the Fund until the Effective Date and will work with the rest of the portfolio management team of each Fund to transition his responsibilities. If and when Mr. Swanson returns from his leave of absence, an announcement will be made on his role in the JPMIM fixed income team.

On the Effective Date, all references to Douglas Swanson are hereby deleted and effective immediately, the following portfolio managers’ information is added to “Portfolio Managers’ Other Account Managed” and “Portfolio Managers’ Ownership of Securities” sections of the SAI Part I.

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers specified below as of August 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Core Bond Fund
Barbara Miller	1	45,182	1	27,646	40	1,839,589
Richard Figuly	8	16,011,116	9	2,412,507	38	10,954,896

Mortgage-Backed Securities Fund
Richard Figuly	8	16,011,116	9	2,412,507	38	10,954,896
Michael Sais*	4	3,806,727	1	86,553	10	7,172,760
Henry Song	7	11,954,353	0	0	24	4,243,127

*	As of 2/28/15.

The following table shows information on the other accounts managed by the portfolio managers specified below that have advisory fees wholly or partly based on performance as of August 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Core Bond Fund
Barbara Miller	0	0	0	0	0	0
Richard Figuly	0	0	0	0	2	1,107,600

Mortgage-Backed Securities Fund
Richard Figuly	0	0	0	0	2	1,107,600
Michael Sais*	0	0	0	0	2	639,312
Henry Song	0	0	0	0	0	0

*	As of 2/28/15.

SUP-CBMBS-PM-915-2

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by portfolio managers specified below as of August 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller					X
Richard Figuly				X

Mortgage-Backed Securities Fund
Richard Figuly	X
Michael Sais*							X
Henry Song*				X

*	As of 2/28/15.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE